AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of gross unrealized losses and fair value of available-for-sale fixed maturity securities (Details) - Fixed Maturities $ in Millions	Dec. 31, 2022 USD ($) position	Dec. 31, 2021 USD ($) position
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	2,356
Gross Unrealized Losses, less than 12 months	$ (1,097)	$ (27)
Fair value, less than 12 months	$ 12,916	1,091
Number of issues, 12 months or more | position	291
Gross Unrealized Losses, 12 months or more	$ (213)	(2)
Fair Value, 12 months or more	$ 987	19
Number of issues | position	2,647
Gross Unrealized Losses	$ (1,310)	(29)
Fair Value	$ 13,903	$ 1,110
U.S. treasury and government
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	41	13
Gross Unrealized Losses, less than 12 months	$ (36)	$ (3)
Fair value, less than 12 months	$ 104	$ 12
Number of issues, 12 months or more | position	5	0
Gross Unrealized Losses, 12 months or more	$ (2)	$ 0
Fair Value, 12 months or more	$ 4	$ 0
Number of issues | position	46	13
Gross Unrealized Losses	$ (38)	$ (3)
Fair Value	$ 108	$ 12
U.S. states and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	579	24
Gross Unrealized Losses, less than 12 months	$ (25)
Fair value, less than 12 months	$ 824
Number of issues, 12 months or more | position	0	1
Gross Unrealized Losses, 12 months or more	$ 0
Fair Value, 12 months or more	$ 0
Number of issues | position	579	25
Gross Unrealized Losses	$ (25)
Fair Value	$ 824
Foreign governments
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	13	263
Gross Unrealized Losses, less than 12 months	$ (23)	$ (4)
Fair value, less than 12 months	$ 258	$ 145
Number of issues, 12 months or more | position	11	5
Gross Unrealized Losses, 12 months or more	$ (13)	$ (1)
Fair Value, 12 months or more	$ 25	$ 5
Number of issues | position	24	268
Gross Unrealized Losses	$ (36)	$ (5)
Fair Value	$ 283	$ 150
Corporate debt securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	1,533	0
Gross Unrealized Losses, less than 12 months	$ (943)	$ (16)
Fair value, less than 12 months	$ 10,644	$ 825
Number of issues, 12 months or more | position	251	0
Gross Unrealized Losses, 12 months or more	$ (192)	$ (1)
Fair Value, 12 months or more	$ 912	$ 12
Number of issues | position	1,784	0
Gross Unrealized Losses	$ (1,135)	$ (17)
Fair Value	$ 11,556	$ 837
Residential mortgage-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	46	27
Gross Unrealized Losses, less than 12 months	$ (6)	$ 0
Fair value, less than 12 months	$ 93	$ 0
Number of issues, 12 months or more | position	0	1
Gross Unrealized Losses, 12 months or more	$ 0	$ 0
Fair Value, 12 months or more	$ 0	$ 0
Number of issues | position	46	28
Gross Unrealized Losses	$ (6)	$ 0
Fair Value	$ 93	$ 0
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	62	11
Gross Unrealized Losses, less than 12 months	$ (14)	$ (4)
Fair value, less than 12 months	$ 231	$ 100
Number of issues, 12 months or more | position	12	0
Gross Unrealized Losses, 12 months or more	$ (5)	$ 0
Fair Value, 12 months or more	$ 29	$ 2
Number of issues | position	74	11
Gross Unrealized Losses	$ (19)	$ (4)
Fair Value	$ 260	$ 102
Collateralized debt securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of issues, less than 12 months | position	82	338
Gross Unrealized Losses, less than 12 months	$ (50)	$ 0
Fair value, less than 12 months	$ 762	$ 9
Number of issues, 12 months or more | position	12	7
Gross Unrealized Losses, 12 months or more	$ (1)	$ 0
Fair Value, 12 months or more	$ 17	$ 0
Number of issues | position	94	345
Gross Unrealized Losses	$ (51)	$ 0
Fair Value	$ 779	$ 9